Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Disposal gain of an investment		¥ 378,679
JOYY Inc [Member]
Related Party Transaction [Line Items]
Operation support services provided by Tencent		2,543	¥ 4,187	¥ 17,455
Purchase of services by JOYY on behalf of Huya		268	18,945	22,622
Cash collected by JOYY as a payment platform for Huya				1,362,489
Repayment from JOYY in relation to the payment on behalf of Huya's employees				15,306
Others			1,054	12,637
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Content costs charged by Tencent	[1]	485,988	127,224	123,204
Operation support services provided by Tencent		370,393	342,487	219,403
Disposal gain of an investment		360,589
Sub-licensing and other revenues from Tencent		80,302	14,349	8,028
Others		14,617	30,540	¥ 31,739
Tencent and Huya's Related Parties [Member]
Related Party Transaction [Line Items]
Sub-licensing and other revenues from Tencent and Huya's related parties		188,209	8,197
Content costs and revenue sharing fees charged by Tencent and Huya's related parties		102,311	85,361
Others		¥ 21,013	¥ 34,044

[1]	In April 2021, the Company entered into a related party transaction with a fellow subsidiary of Tencent to purchase an exclusive license for broadcasting League of Legends matches during the period from 2021 to 2025, with a total consideration of RMB2,013 million.